INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of components of profit (loss) before income taxes

The components of income (loss) before income taxes are as follows:

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$
The Cayman Islands	946,035	(1,302,817)	2,442,082
PRC	6,117,021	20,551,832	21,320,470
International	(16,368,280)	2,780,777	(4,708,080)
Total income (loss) before income taxes	(9,305,224)	22,029,792	19,054,472

Schedule of current and deferred portions of income taxes included in the consolidated statements of operations

The current and deferred portions of income tax expense (benefit), all of which was incurred outside the Cayman Islands, included in the consolidated statements of comprehensive income (loss) were as follows:

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$
Current tax expense	2,859,774	1,077,877	5,026,081
Deferred tax expense (benefit)	(6,215,140)	1,772,670	(662,310)
Income tax expense (benefit)	(3,355,366)	2,850,547	4,363,771

Schedule of significant components of the Group's deferred tax assets

The significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2020	2021
	US$	US$
Deferred tax assets
Accrued expenses	—	64,103
Allowance for doubtful accounts	25,704	142,385
Long-term investments	38,314	39,230
Advertising expense carryforwards	877,424	1,081,850
Net operating loss carryforwards	13,407,157	15,101,309
Withholding tax credit carryforwards	1,106,569	1,161,221
Lease liabilities	1,799,483	1,511,324
Total deferred tax assets	17,254,651	19,101,422
Less: valuation allowance	(4,000,159)	(5,224,095)
Deferred tax assets, net of valuation allowance	13,254,492	13,877,327

Deferred tax liabilities
Right-of-use assets	1,799,483	1,511,324
Long term investments	86,042	88,098
Intangible assets	1,449,000	1,535,965
Financial instruments held, at fair value	—	19,545
Total deferred tax liabilities	3,334,525	3,154,932

Deferred tax assets, net	9,919,967	12,258,360
Deferred tax liabilities, net	—	1,535,965

Schedule of movement of the valuation allowance

The movement of the valuation allowance is as follows:

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$
Balance at the beginning of the year	2,931,196	4,888,240	4,000,159
Additions of valuation allowance	2,573,942	1,775,887	2,814,445
Reversals of valuation allowance	—	(2,802,174)	(1,628,176)
Foreign currency translation adjustment	(616,898)	138,206	37,667
Balance at the end of the year	4,888,240	4,000,159	5,224,095

Schedule of expiration status of net operating loss carryforwards

The expiration status of net operating loss carryforwards as of December 31, 2021 is listed below.

Expiration year	US$
2022	7,170
2023	434,585
2024	4,222,851
2025	9,112,742
2026 through 2031	40,608,576
Indefinitely	29,211,505

Schedule of Reconciliations between the income tax expense (benefit) computed by applying the PRC statutory income tax rate to income (loss) before income taxes and the actual income tax expense (benefit)

Reconciliations between the income tax expense (benefit) computed by applying the PRC statutory income tax rate to income (loss) before income taxes and the actual income tax expense (benefit) were as follows:

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$
Income (loss) before income taxes	(9,305,224)	22,029,792	19,054,472
PRC statutory tax rate	25%	25%	25%
Income tax at statutory income tax rate	(2,326,306)	5,507,448	4,763,618
Effect of income tax rate difference in other jurisdictions	124,406	(773,402)	596,978
Effect of preferential tax rates	(2,673,841)	1,837,667	(1,735,439)
Super deduction of research and development expense	(2,479,428)	(3,607,755)	(4,476,114)
Effect of expenses not deductible for income tax purposes	1,425,861	912,876	4,028,459
Changes in valuation allowance	2,573,942	(1,026,287)	1,186,269
Income tax expense (benefit)	(3,355,366)	2,850,547	4,363,771